INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 97,163	$ 115,373
Work in process	1,391,518	1,608,301
Total	$ 1,488,681	$ 1,723,674